UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5851
                                                      --------

                       Colonial InterMarket Income Trust I
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               One Financial Center, Boston, Massachusetts 02111
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
      --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                    --------------

Date of fiscal year end:      11/30/05
                              ------------------

Date of reporting period:     05/31/05
                              ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

COLONIAL INTERMARKET INCOME TRUST I                            SEMIANNUAL REPORT

May 31, 2005


[cover photo of newspaper and calculator]




NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PRESIDENT'S MESSAGE



Dear Shareholder:

In 2004,Colonial Funds became part of Columbia Management, the asset management division of Bank of America, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe offer significant potential benefits for our shareholders. First, some funds may be merged in order to eliminate redundancies, others may be liquidated and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these changes if your fund is affected and you may be asked to vote on certain fund changes. In this matter, your timely response will enable us to implement the changes in 2005.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success.

In the pages that follow, you'll find a detailed report from the fund's managers on key factors that influenced your fund's performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson

President, Columbia Funds

Christopher L. Wilson is Head of Mutual Funds for Columbia Management, President of Columbia Funds, President & CEO of Nations Funds and President of Galaxy Funds, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris joined Bank of America in August 2004.

The views expressed in the President's Message and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial trust are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial trust. References to specific company securities should not be construed as a recommendation or investment advice.

PORTFOLIO MANAGERS' REPORT

For the six-month period ended May 31, 2005, Colonial InterMarket Income Trust I generated a total return of 5.70%, based on its market price. The trust returned 0.80%, based on investment at net asset value. That was below the average return of the Lipper General Bond Funds Category, which was 1.93%.1 The trust's emphasis on lower quality credits, which aided results during the prior fiscal year, had a negative impact on performance during this reporting period.

THE GIVE AND TAKE OF HIGH-YIELD

High-yield corporate bonds accounted for approximately 39% of the trust's assets over the past six months. This sector has enjoyed a sustained period of relative outperformance, to the point where the yield advantage of lower quality credits versus Treasury securities had declined to historically low levels by the beginning of the period. In March, the catalyst for change came in the form of deteriorating finances in the automotive sector. Both Ford (which was not in the portfolio) and General Motors bonds (0.1% of total investments) were subsequently downgraded to high-yield status, which had a negative impact on the sector, in general, and the trust, in particular, with its above-average commitment to high-yield bonds.2

As investors became more cautious about risk, the Treasury market benefited, even though the Federal Reserve (the Fed) continued to raise short-term interest rates. Treasury bonds typically fare poorly when the Fed is engaged in a cycle of rate increases because rates within other maturity ranges also tend to rise. However, longer-term bonds generally held steady or declined and most of the weakness in the market was borne by securities with two to five-year maturities.

OVERSEAS INVESTMENTS FARED BETTER

The trust received a slight boost from its foreign investments during the period. Positions in emerging markets, which account for approximately 14% of the portfolio, benefited from favorable economic trends in countries such as Brazil and Russia. Overall, higher commodity prices led to stronger exports from emerging market nations, and a quiet political backdrop added to investor confidence.

By contrast, the trust's investments in the bonds of developed nations were flat to slightly negative for the period. Currency translations, which aided results throughout most of 2004, turned slightly negative in 2005. In particular, the euro backtracked amid uncertainty created when voters from France and the Netherlands rejected the proposed European constitution in May. Bonds of developed nations accounted for approximately 19% of the portfolio.

-------------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the trust. Lipper makes no adjustment for the effect of sales loads.

2    Holdings are disclosed as of May 31, 2005, and are subject to change.



[sidebar data]

PRICE PER SHARE
AS OF 05/31/05 ($)

Net asset value          9.45
------------------------------
Market price             8.76
------------------------------


6-MONTH (CUMULATIVE) TOTAL
RETURN AS OF 05/31/05 (%)

Net asset value          0.80
------------------------------
Market price             5.70
------------------------------
Lipper General Bond
Funds Category average   1.93
------------------------------

All results shown assume
reinvestment of distributions.


DISTRIBUTIONS DECLARED
PER SHARE
12/01/04 - 05/31/05 ($)

                         0.42
------------------------------


SECURITIES BREAKDOWN
AS OF 05/31/05 (%)

Corporate fixed-income
bonds & notes            38.7
------------------------------
Foreign government
bonds                    32.9
------------------------------
US government agencies
& obligations            21.5
------------------------------
Cash equivalents          3.4
------------------------------
Mortgage-backed
securities                2.2
------------------------------
Asset-backed securities   0.8
------------------------------
Convertible bonds         0.3
------------------------------
Municipal bond (taxable)  0.2
------------------------------
Warrants                  0.0
------------------------------
Common Stock              0.0
------------------------------


TOP 5 FOREIGN COUNTRIES
AS OF 05/31/05 (%)

Canada                    3.8
------------------------------
Germany                   3.6
------------------------------
Sweden                    3.2
------------------------------
United Kingdom            3.2
------------------------------
Mexico                    2.9
------------------------------


Securities and country breakdown are calculated as a percentage of total investments.

Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain these country weightings in the future.

LOOKING AHEAD

With widespread expectations of slightly slower economic growth in the United States and the potential for increased political uncertainty in emerging markets, we have reduced our commitment to some of the riskier areas of the fixed-income market. In the United States, we expect the Fed to continue to raise short-term interest rates, but we do not envision the federal funds rate above 4.0%. Overseas, we expect the dollar to continue to move lower over time, despite recent dollar strength. Finally, we will continue to pay attention to political developments in emerging markets, where elections slated in a number of countries, including Mexico and Brazil, have the potential to affect their respective bond markets in the year ahead.

/s/ Laura A. Ostrander     /s/ Kevin L. Cronk        /s/ Thomas A. LaPointe

Laura A. Ostrander has managed Colonial InterMarket Income Trust I since November 1999 and has been with the advisor or its predecessors or affiliate organizations since December 1996.

Kevin L. Cronk, CFA, has co-managed Colonial InterMarket Income Trust I since May 2005 and has been with the advisor or its predecessors or affiliate organizations since August 1999.

Thomas A. LaPointe, CFA, has co-managed Colonial InterMarket Income Trust I since May 2005 and has been with the advisor or its predecessors or affiliate organizations since February 1999.

  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

  Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. Investing in high yield securities (commonly known as "junk bonds") offers the potential for high current income and attractive total returns, but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. International investing involves special risks, including foreign taxation, currency fluctuation, risks associated with possible differences in financial standards and other monetary and political risks. Emerging markets may be more subject to these risks than developed markets. In addition, concentration of investments in a single region may result in greater volatility.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)


GOVERNMENT AGENCIES
& OBLIGATIONS - 54.5%                     PAR     VALUE ($)
-----------------------------------------------------------
FOREIGN GOVERNMENT BONDS - 32.9%
Aries Vermoegensverwaltungs GmbH
   7.750% 10/25/09(a)         EUR      250,000      356,206
Corp. Andina de Fomento
   6.375% 06/18/09                     340,000      471,308
European Investment Bank
   7.625% 12/07/07            GBP      295,000      576,653
Federal Republic of Brazil
   4.250% 04/15/24(b)         USD      875,000      809,375
   8.750% 02/04/25                     210,000      211,575
   11.500% 04/02/09           EUR      325,000      481,831
   14.500% 10/15/09           USD      810,000    1,053,000
Federal Republic of Germany
   4.250% 07/04/14            EUR      970,000    1,293,650
   5.000% 07/04/12                     375,000      521,283
   6.000% 07/04/07                     800,000    1,060,520
Government of Canada
   5.250% 06/01/13            CAD      530,000      463,213
   10.000% 06/01/08                  1,800,000    1,718,407
Government of New Zealand
   6.000% 11/15/11            NZD    1,940,000    1,387,326
   6.500% 04/15/13                     985,000      728,564
Kingdom of Norway
   5.500% 05/15/09            NOK    3,360,000      568,739
   6.000% 05/16/11                   2,300,000      407,991
Kingdom of Spain
   5.500% 07/30/17            EUR      820,000    1,214,330
Kingdom of Sweden
   5.000% 01/28/09            SEK   13,595,000    1,987,096
   6.750% 05/05/14                   6,210,000    1,066,942
Republic of Bulgaria
   8.250% 01/15/15            USD      575,000      719,497
Republic of Colombia
   9.750% 04/09/11                     393,317      443,465
   11.500% 05/31/11           EUR      225,000      348,282
   11.750% 02/25/20           USD      370,000      474,525
Republic of France
   4.000% 04/25/14            EUR      630,000      823,426
Republic of Italy
   5.000% 02/01/12                   1,240,000    1,709,361
Republic of Panama
   8.875% 09/30/27            USD      500,000      582,250
Republic of Peru
   7.500% 10/14/14            EUR      210,000      286,288
   9.875% 02/06/15            USD      450,000      547,200
Republic of Philippines
   10.625% 03/16/25                    240,000      268,800
Republic of Poland
   8.500% 05/12/07            PLN    1,115,000      350,813
Republic of South Africa
   5.250% 05/16/13            EUR      855,000    1,147,183
Republic of Venezuela
   9.250% 09/15/27            USD      577,000      580,174



                                           PAR    VALUE ($)
-----------------------------------------------------------
Russian Federation
   5.000% 03/31/30                     525,000      576,293
   8.750% 07/24/05                     400,000      402,800
   11.000% 07/24/18                    500,000      734,200
   12.750% 06/24/28                    595,000    1,058,029
United Kingdom Treasury
   5.000% 03/07/12            GBP      215,000      407,522
   7.500% 12/07/06                     655,000    1,247,238
   9.000% 07/12/11                     415,000      944,958
United Mexican States
   7.500% 03/08/10            EUR      385,000      555,334
   7.500% 04/08/33            USD      780,000      892,320
   11.375% 09/15/16                    625,000      933,750
 Victoria Treasury Corp.
   7.500% 08/15/08            AUD    1,245,000    1,001,042
Western Australia Treasury Corp.
   8.000% 10/15/07                   1,085,000      868,348
                                                -----------
                FOREIGN GOVERNMENT BONDS TOTAL   34,281,107
                                                -----------


-----------------------------------------------------------
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 21.6%
Federal Farm Credit Bank
   5.000% 08/25/10            USD      900,000      903,289
U.S. Treasury Bond
   7.500% 11/15/24                     865,000    1,214,683
   8.875% 02/15/19                     872,000    1,287,835
   10.375% 11/15/12                  1,520,000    1,756,728
   10.625% 08/15/15                  2,780,000    4,293,471
   12.500% 08/15/14                  6,354,000    8,497,731
U.S. Treasury Note
   5.000% 02/15/11                   1,245,000    1,322,326
   7.000% 07/15/06                   3,050,000    3,167,355
                                                -----------
                      U.S. GOVERNMENT AGENCIES
                           & OBLIGATIONS TOTAL   22,443,418
                                                -----------

TOTAL GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $52,959,104)                         56,724,525
                                                -----------

CORPORATE FIXED-INCOME
BONDS & NOTES - 38.7%
-----------------------------------------------------------
BASIC MATERIALS - 4.0%
CHEMICALS - 1.6%
AGRICULTURAL CHEMICALS - 0.6%
IMC Global, Inc.
   10.875% 08/01/13                    140,000      163,800
Terra Capital, Inc.
   12.875% 10/15/08                    215,000      254,238
UAP Holding Corp.
   (c) 07/15/12
   (10.750% 01/15/08)                  125,000      100,000
United Agri Products

   8.250% 12/15/11                     123,000      124,845
                                                -----------
                                                    642,883
                                                -----------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
BASIC MATERIALS (CONTINUED)
CHEMICALS (CONTINUED)
CHEMICALS-DIVERSIFIED - 0.8%
BCP Crystal US Holdings Corp.
   9.625% 06/15/14                      62,000       69,440
EquiStar Chemicals LP
   10.625% 05/01/11                    220,000      243,650
Huntsman International LLC
   7.375% 01/01/15 (a)                  95,000       93,337
Huntsman LLC
   12.000% 07/15/12 (a)                145,000      166,750
Innophos Investments Holdings, Inc., PIK
   10.771% 02/15/15 (a)(b)              77,154       68,667
Lyondell Chemical Co.
   9.625% 05/01/07                      95,000      100,700
NOVA Chemicals Corp.
   6.500% 01/15/12                      70,000       68,250
Westlake Chemical Corp.
   8.750% 07/15/11                      55,000       59,675
                                                -----------
                                                    870,469
                                                -----------

CHEMICALS-SPECIALTY - 0.2%
Rhodia SA
   8.875% 06/01/11                     200,000      190,500
                                                -----------
                                                    190,500
                                                -----------
                               Chemicals Total    1,703,852
                                                -----------

FOREST PRODUCTS & PAPER - 1.2%
FORESTRY - 0.2%
Millar Western Forest Products Ltd.
   7.750% 11/15/13                      95,000       86,925
Tembec Industries, Inc.
   8.500% 02/01/11                     120,000       93,000
                                                -----------
                                                    179,925
                                                -----------

PAPER & RELATED PRODUCTS - 1.0%
Abitibi-Consolidated, Inc.
   8.375% 04/01/15                     105,000      103,162
Boise Cascade LLC
   6.016% 10/15/12 (a)(b)               70,000       68,600
   7.125% 10/15/14 (a)                  80,000       75,800
Buckeye Technologies, Inc.
   8.500% 10/01/13                      95,000       97,850
Caraustar Industries, Inc.
   9.875% 04/01/11                     105,000      102,112
Fraser Papers, Inc.
   8.750% 03/15/15 (a)                 115,000      104,219
Georgia-Pacific Corp.
   8.000% 01/15/24                      80,000       91,600
Neenah Paper, Inc.
   7.375% 11/15/14 (a)                  60,000       56,700
Newark Group, Inc.
   9.750% 03/15/14                     190,000      165,300




                                           PAR    VALUE ($)
-----------------------------------------------------------
NewPage Corp.
   10.000% 05/01/12 (a)                 70,000       68,600
   12.000% 05/01/13 (a)                 85,000       83,088
Norske Skog Canada Ltd.
   8.625% 06/15/11                      60,000       60,600
                                                -----------
                                                  1,077,631
                                                -----------
                 Forest Products & Paper Total    1,257,556
                                                -----------

IRON/STEEL - 0.4%
METAL-IRON - 0.1%
Wise Metals Group LLC
   10.250% 05/15/12                    175,000      145,250
                                                -----------
                                                    145,250
                                                -----------

STEEL-PRODUCERS - 0.1%
Steel Dynamics, Inc.
   9.500% 03/15/09                      70,000       74,550
                                                -----------
                                                     74,550
                                                -----------

STEEL-SPECIALTY - 0.2%
UCAR Finance, Inc.
   10.250% 02/15/12                    155,000      161,588
                                                -----------
                                                    161,588
                                                -----------
                              Iron/Steel Total      381,388
                                                -----------

METALS & MINING - 0.8%
METAL-ALUMINUM - 0.2%
Kaiser Aluminum & Chemical Corp.
   9.875% 02/15/02 (d)                 250,000      220,000
   10.875% 10/15/06 (d)                 25,000       21,875
                                                -----------
                                                    241,875
                                                -----------

MINING SERVICES- 0.1%
HudBay Mining & Smelting Co., Ltd.
   9.625% 01/15/12 (a)                  45,000       43,650
                                                -----------
                                                     43,650
                                                -----------

NON-FERROUS METALS - 0.5%
Codelco, Inc.
   5.500% 10/15/13                     500,000      516,700
                                                -----------
                                                    516,700
                                                -----------
                         Metals & Mining Total      802,225
                                                -----------
                         BASIC MATERIALS TOTAL    4,145,021
                                                -----------

-----------------------------------------------------------
COMMUNICATIONS - 8.8%
MEDIA - 4.3%
BROADCAST SERVICES/PROGRAMS - 0.2%
Fisher Communications, Inc.
   8.625% 09/15/14                      75,000       79,688
XM Satellite Radio Holdings, Inc.
   8.710% 05/01/09 (b)                 110,000      111,100
                                                -----------
                                                    190,788
                                                -----------





See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
COMMUNICATIONS (CONTINUED)
MEDIA (CONTINUED)
CABLE TV - 1.8%
Atlantic Broadband Finance LLC
   9.375% 01/15/14 (a)                 155,000      145,700
Cablevision Systems Corp.
   7.880% 04/01/09 (a)(b)              125,000      130,625
   8.000% 04/15/12 (a)                  50,000       52,188
Charter Communications Holdings LLC
   9.920% 04/01/11                     615,000      448,950
   10.250% 09/15/10                    175,000      177,187
CSC Holdings, Inc.
   6.750% 04/15/12 (a)                  85,000       86,062
   7.625% 04/01/11                      95,000      100,700
DirecTV Holdings LLC
   8.375% 03/15/13                      46,000       50,945
EchoStar DBS Corp.
   6.375% 10/01/11                     190,000      190,950
Insight Midwest LP
   9.750% 10/01/09                      70,000       73,150
Northland Cable Television, Inc.
   10.250% 11/15/07                    165,000      162,525
Pegasus Satellite Communications, Inc.
   11.250% 01/15/10 (a)(d)             180,000      103,500
Telenet Group Holding NV
   (c) 06/15/14
   (11.500% 06/15/08) (a)              170,000      124,950
                                                -----------
                                                  1,847,432
                                                -----------

MULTIMEDIA - 0.7%
Advanstar Communications, Inc.
   (c) 10/15/11
   (15.000% 10/15/05)                  125,000      121,250
   12.000% 02/15/11                    155,000      163,137
Haights Cross Communications, Inc.
   (c) 08/15/11
   (12.500% 02/15/09)                  135,000       82,350
Haights Cross Operating Co.
   11.750% 08/15/11                    130,000      141,050
   11.750% 08/15/11 (a)                 55,000       59,675
Quebecor Media, Inc.
   11.125% 07/15/11                    135,000      149,513
                                                -----------
                                                    716,975
                                                -----------

PUBLISHING-NEWSPAPERS - 0.1%
Hollinger, Inc.
   11.875% 03/01/11 (a)(e)              54,000       55,620
   12.875% 03/01/11 (a)                 80,000       88,000
                                                -----------
                                                    143,620
                                                -----------






                                           PAR    VALUE ($)
-----------------------------------------------------------
PUBLISHING-PERIODICALS - 0.8%
CBD Media Holdings LLC & Finance, Inc.
   9.250% 07/15/12                      95,000       92,625
Dex Media East LLC
   12.125% 11/15/12                    169,000      202,378
Dex Media West LLC
   9.875% 08/15/13                     117,000      133,965
Dex Media, Inc.
   (c) 11/15/13
   (9.000% 11/15/08)                   105,000       83,738
PriMedia, Inc.
   8.875% 05/15/11                     215,000      225,212
WDAC Subsidiary Corp.
   8.375% 12/01/14 (a)                 125,000      116,875
                                                -----------
                                                    854,793
                                                -----------

RADIO - 0.2%
Spanish Broadcasting System, Inc.
   9.625% 11/01/09                     200,000      210,250
                                                -----------
                                                    210,250
                                                -----------

TELEVISION - 0.5%
Paxson Communications Corp.
   (c) 01/15/09
   (12.250% 01/15/06)                  150,000      138,750
   10.750% 07/15/08                    190,000      185,250
Sinclair Broadcast Group, Inc.
   8.750% 12/15/11                     170,000      180,200
                                                -----------
                                                    504,200
                                                -----------
                                   Media Total    4,468,058
                                                -----------

TELECOMMUNICATION SERVICES - 4.5%
CELLULAR TELECOMMUNICATIONS - 2.0%
American Cellular Corp.
   10.000% 08/01/11                    105,000      102,375
Dobson Cellular Systems, Inc.
   8.375% 11/01/11 (a)                  40,000       40,600
Dobson Communications Corp.
   8.875% 10/01/13                     230,000      186,875
Horizon PCS, Inc.
   11.375% 07/15/12 (a)                 80,000       87,800
iPCS Escrow Co.
   11.500% 05/01/12                     70,000       77,350
Nextel Communications, Inc.
   7.375% 08/01/15                     255,000      276,037
Nextel Partners, Inc.
   8.125% 07/01/11                     205,000      222,937
Rogers Cantel, Inc.
   9.750% 06/01/16                     155,000      186,000
Rogers Wireless, Inc.
   8.000% 12/15/12                      95,000      101,650
Rural Cellular Corp.
   8.250% 03/15/12                      90,000       91,463




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
COMMUNICATIONS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
UbiquiTel Operating Co.
   9.875% 03/01/11                     180,000      194,400
US Unwired, Inc.
   10.000% 06/15/12                    215,000      235,425
Western Wireless Corp.
   9.250% 07/15/13                     185,000      210,900
                                                -----------
                                                  2,013,812
                                                -----------

SATELLITE TELECOMMUNICATIONS - 0.5%
Inmarsat Finance II PLC
   (c) 11/15/12
   (10.375% 11/15/08)                  175,000      128,625
Intelsat Bermuda Ltd.
   8.250% 01/15/13 (a)                 190,000      192,850
New Skies Satellites NV
   9.125% 11/01/12 (a)                  85,000       84,150
PanAmSat Corp.
   9.000% 08/15/14                      52,000       56,550
Zeus Special Subsidiary Ltd.
   (c) 02/01/15
   (9.250% 02/01/10) (a)               135,000       85,050
                                                -----------
                                                    547,225
                                                -----------

TELECOMMUNICATION EQUIPMENT - 0.1%
Lucent Technologies, Inc.
   6.450% 03/15/29                     125,000      108,125
                                                -----------
                                                    108,125
                                                -----------

TELECOMMUNICATION SERVICES - 0.4%
Axtel SA de CV
   11.000% 12/15/13                    180,000      192,150
Time Warner Telecom, Inc.
   9.750% 07/15/08                     102,000      102,000
   10.125% 02/01/11                    145,000      140,650
                                                -----------
                                                    434,800
                                                -----------

TELEPHONE-INTEGRATED - 1.2%
Cincinnati Bell, Inc.
   8.375% 01/15/14                     225,000      221,062
Qwest Capital Funding, Inc.
   7.250% 02/15/11                     340,000      314,500
   7.750% 02/15/31                     175,000      143,062
Qwest Services Corp.
   13.500% 12/15/10 (a)                450,000      510,750
US LEC Corp.
   11.890% 10/01/09 (b)                 85,000       87,763
                                                -----------
                                                  1,277,137
                                                -----------




                                           PAR    VALUE ($)
-----------------------------------------------------------
WIRELESS EQUIPMENT - 0.3%
American Towers, Inc.
   7.250% 12/01/11                     120,000      125,700
SBA Telecommunications, Inc.
   (c) 12/15/11
   (9.750% 12/15/07)                   140,000      122,500
SpectraSite, Inc.
   8.250% 05/15/10                      65,000       68,738
                                                -----------
                                                    316,938
                                                -----------
              Telecommunication Services Total    4,698,037
                                                -----------
                          COMMUNICATIONS TOTAL    9,166,095
                                                -----------

-----------------------------------------------------------
CONSUMER CYCLICAL - 7.8%
AIRLINES - 0.3%
AIRLINES - 0.3%
Continental Airlines, Inc.
   7.568% 12/01/06                     220,000      182,600
Northwest Airlines, Inc.
   9.875% 03/15/07                     295,000      184,375
                                                -----------
                                                    366,975
                                                -----------
                                Airlines Total      366,975
                                                -----------

APPAREL - 0.6%
APPAREL MANUFACTURERS - 0.6%
Broder Brothers Co.
   11.250% 10/15/10                     70,000       72,450
   11.250% 10/15/10 (a)                 55,000       56,925
Levi Strauss & Co.
   9.750% 01/15/15 (a)                 320,000      311,200
Phillips-Van Heusen Corp.
   7.250% 02/15/11                      65,000       66,463
   8.125% 05/01/13                      75,000       78,750
                                                -----------
                                                    585,788
                                                -----------
                                 Apparel Total      585,788
                                                -----------

AUTO MANUFACTURERS - 0.2%
AUTO-CARS/LIGHT TRUCKS - 0.1%
General Motors Corp.
   8.375% 07/15/33                     100,000       77,000
                                                -----------
                                                     77,000
                                                -----------

AUTO-MEDIUM & HEAVY DUTY TRUCKS - 0.1%
Navistar International Corp.
   7.500% 06/15/11                     120,000      120,900
                                                -----------
                                                    120,900
                                                -----------
                      Auto Manufacturers Total      197,900
                                                -----------

AUTO PARTS & EQUIPMENT - 0.7%
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL - 0.4%
Cooper-Standard Automotive, Inc.
   8.375% 12/15/14                     250,000      207,500
Delco Remy International, Inc.
   9.375% 04/15/12                     135,000      102,600





See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
AUTO PARTS & EQUIPMENT (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
Dura Operating Corp.
   8.625% 04/15/12                     110,000       99,550
                                                -----------
                                                    409,650
                                                -----------

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT - 0.1%
Rexnord Corp.
   10.125% 12/15/12                     90,000       94,725
                                                -----------
                                                     94,725
                                                -----------

RUBBER-TIRES - 0.2%
Goodyear Tire & Rubber Co.
   7.857% 08/15/11                     205,000      196,288
   12.250% 03/01/11                     55,000       61,050
                                                -----------
                                                    257,338
                                                -----------
                  Auto Parts & Equipment Total      761,713
                                                -----------

DISTRIBUTION/WHOLESALE - 0.1%
DISTRIBUTION/WHOLESALE - 0.1%
Buhrmann US, Inc.
   7.875% 03/01/15 (a)                  65,000       62,400
                                                -----------
                                                     62,400
                                                -----------
                  Distribution/Wholesale Total       62,400
                                                -----------

ENTERTAINMENT - 1.2%
GAMBLING (NON-HOTEL) - 0.2%
Global Cash Access LLC
   8.750% 03/15/12                     160,000      172,000
                                                -----------
                                                    172,000
                                                -----------

MUSIC - 0.4%
Steinway Musical Instruments, Inc.
   8.750% 04/15/11                     115,000      119,600
Warner Music Group
   7.375% 04/15/14                     160,000      159,200
WMG Holdings Corp, PIK
   9.760% 12/15/14 (a)                 120,000      118,695
                                                -----------
                                                    397,495
                                                -----------

RESORTS/THEME PARKS - 0.2%
Six Flags, Inc.
   9.625% 06/01/14                     280,000      242,200
                                                -----------
                                                    242,200
                                                -----------

THEATERS - 0.4%
AMC Entertainment, Inc.
   9.875% 02/01/12                     245,000      243,782
LCE Acquisition Corp.
   9.000% 08/01/14 (a)                 150,000      145,500
                                                -----------
                                                    389,282
                                                -----------
                           Entertainment Total    1,200,977
                                                -----------





                                           PAR    VALUE ($)
-----------------------------------------------------------
HOME BUILDERS - 0.7%
BUILDING-RESIDENTIAL/COMMERCIAL - 0.7%
D.R. Horton, Inc.
   9.750% 09/15/10                     400,000      470,000
K. Hovnanian Enterprises, Inc.
   8.875% 04/01/12                      25,000       26,625
   10.500% 10/01/07                    125,000      137,500
Standard Pacific Corp.
   9.250% 04/15/12                     125,000      137,500
                                                -----------
                                                    771,625
                                                -----------
                           Home Builders Total      771,625
                                                -----------

HOME FURNISHINGS - 0.2%
APPLIANCES - 0.1%
ALH Finance LLC
   8.500% 01/15/13                     140,000      126,700
                                                -----------
                                                    126,700
                                                -----------

HOME FURNISHINGS - 0.1%
WII Components, Inc.
   10.000% 02/15/12                    135,000      131,625
                                                -----------
                                                    131,625
                                                -----------
                        Home Furnishings Total      258,325
                                                -----------

LEISURE TIME - 0.5%
LEISURE & RECREATIONAL PRODUCTS - 0.1%
K2, Inc.
   7.375% 07/01/14                      80,000       82,800
                                                -----------
                                                     82,800
                                                -----------

RECREATIONAL CENTERS - 0.4%
AMF Bowling Worldwide, Inc.
   10.000% 03/01/10                    150,000      150,000
Equinox Holdings, Inc.
   9.000% 12/15/09                     170,000      174,250
Town Sports International, Inc.
   (c) 02/01/14
   (11.000% 02/01/09)                  185,000      106,375
                                                -----------
                                                    430,625
                                                -----------
                            Leisure Time Total      513,425
                                                -----------

LODGING - 2.0%
CASINO HOTELS - 2.0%
Circus & Eldorado/Silver Legacy Capital Corp.
   10.125% 03/01/12                    145,000      151,887
Hard Rock Hotel, Inc.
   8.875% 06/01/13                     175,000      186,375
Hollywood Casino Shreveport
   13.000% 08/01/06 (f)                410,000      334,150
Inn of the Mountain Gods Resort & Casino
   12.000% 11/15/10                    140,000      161,700
MGM Mirage
   6.750% 09/01/12                     170,000      174,250
Mohegan Tribal Gaming Authority
   6.125% 02/15/13 (a)                  85,000       85,425




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)




CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
LODGING (CONTINUED)
CASINO HOTELS (CONTINUED)
Penn National Gaming, Inc.
   6.750% 03/01/15 (a)                 160,000      160,800
Pinnacle Entertainment, Inc.
   8.250% 03/15/12                      70,000       70,350
   8.750% 10/01/13                     210,000      217,350
River Rock Entertainment
   9.750% 11/01/11                      95,000      102,600
Seneca Gaming Corp.
   7.250% 05/01/12                     120,000      121,350
Station Casinos, Inc.
   6.875% 03/01/16                      40,000       41,000
Virgin River Casino Corp.
   (c) 01/15/13
   (12.750% 01/15/09) (a)              100,000       64,000
   9.000% 01/15/12 (a)                  54,000       55,620
Wynn Las Vegas LLC
   6.625% 12/01/14 (a)                 180,000      172,800
                                                -----------
                                                  2,099,657
                                                -----------
                                 Lodging Total    2,099,657
                                                -----------

RETAIL - 1.1%
RETAIL-AUTOMOBILES - 0.1%
Asbury Automotive Group, Inc.
   8.000% 03/15/14                     130,000      124,150
                                                -----------
                                                    124,150
                                                -----------

RETAIL-DRUG STORES - 0.2%
Jean Coutu Group, Inc. (PJC)
   8.500% 08/01/14                      95,000       92,387
Rite Aid Corp.
   7.500% 01/15/15 (a)                  45,000       41,738
   9.250% 06/01/13                     110,000      104,225
                                                -----------
                                                    238,350
                                                -----------

RETAIL-HOME FURNISHINGS - 0.1%
Tempur-Pedic, Inc.
   10.250% 08/15/10                    120,000      132,000
                                                -----------
                                                    132,000
                                                -----------

RETAIL-JEWELRY - 0.1%
Finlay Fine Jewelry Corp.
   8.375% 06/01/12                     120,000      102,600
                                                -----------
                                                    102,600
                                                -----------

RETAIL-MAJOR DEPARTMENT STORES - 0.2%
Saks, Inc.
   7.000% 12/01/13                     154,000      140,332
                                                -----------
                                                    140,332
                                                -----------





                                           PAR    VALUE ($)
-----------------------------------------------------------
RETAIL-PROPANE DISTRIBUTORS - 0.2%
Ferrellgas Partners LP
   8.750% 06/15/12                     110,000      108,350
Suburban Propane Partners LP
   6.875% 12/15/13 (a)                  70,000       65,800
                                                -----------
                                                    174,150
                                                -----------

RETAIL-RESTAURANTS - 0.1%
Landry's Restaurants, Inc.
   7.500% 12/15/14 (a)                 120,000      111,900
                                                -----------
                                                    111,900
                                                -----------

RETAIL-VIDEO RENTAL - 0.1%
Movie Gallery, Inc.
   11.000% 05/01/12 (a)                 95,000       97,850
                                                -----------
                                                     97,850
                                                -----------
                                  Retail Total    1,121,332
                                                -----------

TEXTILES - 0.2%
TEXTILE-PRODUCTS - 0.2%
Collins & Aikman Floorcoverings, Inc.
   9.750% 02/15/10                     110,000      115,775
INVISTA
   9.250% 05/01/12 (a)                  90,000       97,875
                                                -----------
                                                    213,650
                                                -----------
                                Textiles Total      213,650
                                                -----------
                       CONSUMER CYCLICAL TOTAL    8,153,767
                                                -----------

-----------------------------------------------------------
CONSUMER NON-CYCLICAL - 5.3%
AGRICULTURE - 0.1%
TOBACCO - 0.1%
Alliance One International, Inc.
   11.000% 05/15/12 (a)                 95,000       96,663
                                                -----------
                                                     96,663
                                                -----------
                             Agriculture Total       96,663
                                                -----------

BEVERAGES - 0.1%
BEVERAGES-WINE/SPIRITS - 0.1%
Constellation Brands, Inc.
   8.125% 01/15/12                     100,000      104,500
                                                -----------
                                                    104,500
                                                -----------
                               Beverages Total      104,500
                                                -----------

BIOTECHNOLOGY - 0.1%
MEDICAL-BIOMEDICAL/GENE - 0.1%
Bio-Rad Laboratories, Inc.
   7.500% 08/15/13                     150,000      157,500
                                                -----------
                                                    157,500
                                                -----------
                           Biotechnology Total      157,500
                                                -----------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
CONSUMER NON-CYCLICAL (CONTINUED)
COMMERCIAL SERVICES - 1.5%
COMMERCIAL SERVICES - 0.3%
Iron Mountain, Inc.
   7.750% 01/15/15                      85,000       83,725
Language Line Holdings, Inc.
   11.125% 06/15/12                    195,000      193,050
                                                -----------
                                                    276,775
                                                -----------

COMMERCIAL SERVICES-FINANCE - 0.2%
Dollar Financial Group, Inc.
   9.750% 11/15/11                     195,000      203,288
                                                -----------
                                                    203,288
                                                -----------

FUNERAL SERVICES & RELATED ITEMS - 0.2%
Service Corp. International
   7.700% 04/15/09                     180,000      190,800
                                                -----------
                                                    190,800
                                                -----------

PRINTING-COMMERCIAL - 0.2%
Sheridan Group
   10.250% 08/15/11                    105,000      108,150
Vertis, Inc.
   13.500% 12/07/09 (a)                195,000      146,250
                                                -----------
                                                    254,400
                                                -----------

PRIVATE CORRECTIONS - 0.3%
Corrections Corp. of America
   6.250% 03/15/13 (a)                 130,000      125,775
GEO Group, Inc.
   8.250% 07/15/13                     165,000      158,812
                                                -----------
                                                    284,587
                                                -----------

RENTAL AUTO/EQUIPMENT - 0.3%
NationsRent, Inc.
   9.500% 10/15/10                     115,000      121,900
   9.500% 05/01/15 (a)                 100,000       98,500
Williams Scotsman, Inc.
   9.875% 06/01/07                     110,000      107,800
                                                -----------
                                                    328,200
                                                -----------
                     Commercial Services Total    1,538,050
                                                -----------

COSMETICS/PERSONAL CARE - 0.4%
COSMETICS & TOILETRIES - 0.4%
DEL Laboratories, Inc.
   8.000% 02/01/12 (a)                 145,000      123,250
Elizabeth Arden, Inc.
   7.750% 01/15/14                     110,000      111,650
Revlon Consumer Products Corp.
   8.625% 02/01/08                      95,000       87,875
   9.500% 04/01/11 (a)                 115,000      105,800
                                                -----------
                                                    428,575
                                                -----------
                 Cosmetics/Personal Care Total      428,575
                                                -----------




                                           PAR    VALUE ($)
-----------------------------------------------------------
FOOD - 0.8%
FOOD-CONFECTIONERY - 0.2%
Merisant Co.
   9.500% 07/15/13 (a)                 110,000       80,850
Tabletop Holdings, Inc.
   (c) 05/15/14
   (12.250% 11/15/08) (a)              325,000      117,000
                                                -----------
                                                    197,850
                                                -----------

FOOD-MISCELLANEOUS/DIVERSIFIED - 0.4%
Dole Food Co., Inc.
   8.625% 05/01/09                     141,000      148,755
Pinnacle Foods Holding Corp.
   8.250% 12/01/13                     180,000      153,000
Reddy Ice Holdings, Inc.
   (c) 11/01/12
   (10.500% 11/01/08) (a)               95,000       65,075
                                                -----------
                                                    366,830
                                                -----------

FOOD-RETAIL - 0.2%
Stater Brothers Holdings, Inc.
   8.125% 06/15/12                     225,000      218,250
                                                -----------
                                                    218,250
                                                -----------
                                    Food Total      782,930
                                                -----------

HEALTHCARE SERVICES - 1.4%
DIALYSIS CENTERS - 0.1%
DaVita, Inc.
   7.250% 03/15/15 (a)                 145,000      145,725
                                                -----------
                                                    145,725
                                                -----------

MEDICAL-HMO - 0.2%
Coventry Health Care, Inc.
   8.125% 02/15/12                     145,000      155,512
                                                -----------
                                                    155,512
                                                -----------

MEDICAL-HOSPITALS - 0.3%
Tenet Healthcare Corp.
   9.875% 07/01/14                     320,000      342,400
                                                -----------
                                                    342,400
                                                -----------

MEDICAL-OUTPATIENT/HOME MEDICAL - 0.1%
Select Medical Corp.
   7.625% 02/01/15 (a)                  85,000       83,513
                                                -----------
                                                     83,513
                                                -----------

MRI/MEDICAL DIAGNOSTIC IMAGING - 0.5%
InSight Health Services Corp.
   9.875% 11/01/11                     200,000      171,000
MedQuest, Inc.
   11.875% 08/15/12                    180,000      180,000
MQ Associates, Inc.
   (c) 08/15/12
   (12.250% 08/15/08)                  325,000      185,250
                                                -----------
                                                    536,250
                                                -----------



See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
CONSUMER NON-CYCLICAL (CONTINUED)
HEALTHCARE SERVICES (CONTINUED)
PHYSICIAN PRACTICE MANAGEMENT - 0.2%
US Oncology Holdings, Inc.
   8.620% 03/15/15 (a)(b)               70,000       66,500
US Oncology, Inc.
   9.000% 08/15/12                     160,000      169,600
                                                -----------
                                                    236,100
                                                -----------
                     Healthcare Services Total    1,499,500
                                                -----------

HOUSEHOLD PRODUCTS/WARES - 0.5%
CONSUMER PRODUCTS-MISCELLANEOUS - 0.5%
Amscan Holdings, Inc.
   8.750% 05/01/14                     205,000      190,650
Jostens IH Corp.
   7.625% 10/01/12                      95,000       91,675
Playtex Products, Inc.
   9.375% 06/01/11                     220,000      231,000
                                                -----------
                                                    513,325
                                                -----------
                Household Products/Wares Total      513,325
                                                -----------

PHARMACEUTICALS - 0.4%
MEDICAL-DRUGS - 0.3%
Elan Finance PLC
   7.750% 11/15/11 (a)                 215,000      184,900
Warner Chilcott Corp.
   8.750% 02/01/15 (a)                  85,000       79,900
                                                -----------
                                                    264,800
                                                -----------

MEDICAL-WHOLESALE DRUG DISTRIBUTION - 0.1%
Nycomed A/S, PIK
   11.750% 09/15/13 (a)       EUR      115,000      127,283
                                                -----------
                                                    127,283
                                                -----------
                         Pharmaceuticals Total      392,083
                                                -----------
                   CONSUMER NON-CYCLICAL TOTAL    5,513,126
                                                -----------

-----------------------------------------------------------
ENERGY - 3.4%
OIL & GAS - 1.6%
OIL & GAS DRILLING - 0.2%
Ocean Rig Norway AS
   10.250% 06/01/08           USD      130,000      131,300
Pride International, Inc.
   7.375% 07/15/14                      75,000       81,188
                                                -----------
                                                    212,488
                                                -----------

OIL COMPANIES-EXPLORATION & PRODUCTION - 1.3%
Chesapeake Energy Corp.
   6.375% 06/15/15 (a)                  35,000       35,175
   7.500% 06/15/14                     125,000      134,375
Compton Petroleum Corp.
   9.900% 05/15/09                     185,000      197,487
Delta Petroleum Corp.
   7.000% 04/01/15 (a)                  75,000       69,563




                                           PAR    VALUE ($)
-----------------------------------------------------------
Energy Partners Ltd.
   8.750% 08/01/10                      90,000       93,150
Magnum Hunter Resources, Inc.
   9.600% 03/15/12                      72,000       79,920
PEMEX Finance Ltd.
   9.150% 11/15/18                     205,000      259,727
   10.610% 08/15/17                    135,000      183,352
Petroquest Energy, Inc.
   10.375% 05/15/12 (a)                 85,000       83,300
Whiting Petroleum Corp.
   7.250% 05/01/12                     185,000      184,537
                                                -----------
                                                  1,320,586
                                                -----------

OIL REFINING & MARKETING - 0.1%
Premcor Refining Group, Inc.
   7.500% 06/15/15                     105,000      113,925
                                                -----------
                                                    113,925
                                                -----------
                               Oil & Gas Total    1,646,999
                                                -----------

OIL & GAS SERVICES - 0.6%
OIL-FIELD SERVICES - 0.6%
Gazprom
   9.625% 03/01/13                     400,000      480,240
Newpark Resources, Inc.
   8.625% 12/15/07                     120,000      119,400
                                                -----------
                                                    599,640
                                                -----------
                      Oil & Gas Services Total      599,640
                                                -----------

PIPELINES - 1.2%
PIPELINES - 1.2%
Coastal Corp.
   7.625% 09/01/08                     100,000       98,750
   7.750% 06/15/10                     250,000      248,750
Dynegy Holdings, Inc.
   6.875% 04/01/11                     205,000      194,750
   9.875% 07/15/10 (a)                  70,000       75,775
Northwest Pipeline Corp.
   8.125% 03/01/10                      55,000       59,675
Sonat, Inc.
   7.625% 07/15/11                     335,000      329,975
Southern Natural Gas Co.
   8.875% 03/15/10                      95,000      103,194
Williams Companies, Inc.
   8.125% 03/15/12                     135,000      152,887
                                                -----------
                                                  1,263,756
                                                -----------
                               Pipelines Total    1,263,756
                                                -----------
                                  ENERGY TOTAL    3,510,395
                                                -----------

-----------------------------------------------------------
FINANCIALS - 0.7%
DIVERSIFIED FINANCIAL SERVICES - 0.5%
FINANCE-AUTO LOANS - 0.0%
General Motors Acceptance Corp.
   6.875% 09/15/11                      35,000       30,723
                                                -----------
                                                     30,723
                                                -----------



See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
FINANCIALS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
FINANCE-INVESTMENT BANKER/BROKER - 0.5%
E*Trade Financial Corp.
   8.000% 06/15/11                     110,000      114,950
LaBranche & Co., Inc.
   11.000% 05/15/12                    315,000      340,200
                                                -----------
                                                    455,150
                                                -----------
          Diversified Financial Services Total      485,873
                                                -----------

REAL ESTATE INVESTMENT TRUSTS - 0.1%
REITS-HOTELS - 0.0%
La Quinta Properties, Inc.
   7.000% 08/15/12                      40,000       41,300
                                                -----------
                                                     41,300
                                                -----------

REITS-MORTGAGE - 0.1%
Thornburg Mortgage, Inc.
   8.000% 05/15/13                     100,000      100,000
                                                -----------
                                                    100,000
                                                -----------
           Real Estate Investment Trusts Total      141,300
                                                -----------

SAVINGS & LOANS - 0.1%
SAVINGS & LOANS/THRIFTS-WESTERN US - 0.1%
Western Financial Bank
   9.625% 05/15/12                     100,000      107,500
                                                -----------
                                                    107,500
                                                -----------
                         Savings & Loans Total      107,500
                                                -----------
                              FINANCIALS TOTAL      734,673
                                                -----------

-----------------------------------------------------------
INDUSTRIALS - 6.4%
AEROSPACE & DEFENSE - 0.6%
AEROSPACE/DEFENSE-EQUIPMENT - 0.6%
Argo-Tech Corp.
   9.250% 06/01/11                     110,000      117,975
BE Aerospace, Inc.
   8.875% 05/01/11                     155,000      158,100
Sequa Corp.
   8.875% 04/01/08                      70,000       74,200
   9.000% 08/01/09                      60,000       64,200
Standard Aero Holdings, Inc.
   8.250% 09/01/14 (a)                 110,000      113,300
TransDigm, Inc.
   8.375% 07/15/11                     110,000      114,400
                                                -----------
                                                    642,175
                                                -----------
                     Aerospace & Defense Total      642,175
                                                -----------




                                           PAR    VALUE ($)
-----------------------------------------------------------
BUILDING MATERIALS - 0.5%
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS - 0.1%
Associated Materials, Inc.
   (c) 03/01/14
   (11.250% 03/01/09)                  115,000       68,425
Nortek, Inc.
   8.500% 09/01/14                      80,000       71,600
                                                -----------
                                                    140,025
                                                -----------

BUILDING PRODUCTS-CEMENT/AGGREGATION - 0.3%
RMCC Acquisition Co.
   9.500% 11/01/12 (a)                 155,000      150,350
U.S. Concrete, Inc.
   8.375% 04/01/14                     130,000      120,250
                                                -----------
                                                    270,600
                                                -----------

BUILDING PRODUCTS-DOORS & WINDOWS - 0.1%
ACIH, Inc.
   (c) 12/15/12
   (11.500 12/15/07) (a)               170,000      107,100
                                                -----------
                                                    107,100
                                                -----------
                      Building Materials Total      517,725
                                                -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
WIRE & CABLE PRODUCTS - 0.2%
Coleman Cable, Inc.
   9.875% 10/01/12 (a)                 175,000      161,875
                                                -----------
                                                    161,875
                                                -----------
       Electrical Components & Equipment Total      161,875
                                                -----------

ELECTRONICS - 0.2%
ELECTRONIC COMPONENTS-MISCELLANEOUS - 0.2%
Flextronics International Ltd.
   6.250% 11/15/14                      55,000       55,000
Sanmina-SCI Corp.
   6.750% 03/01/13 (a)                 140,000      132,300
                                                -----------
                                                    187,300
                                                -----------
                            Electronics Total       187,300
                                                -----------

ENGINEERING & CONSTRUCTION - 0.2%
BUILDING & CONSTRUCTION-MISCELLANEOUS - 0.2%
J. Ray McDermott SA
   11.000% 12/15/13 (a)                185,000      203,500
                                                -----------
                                                    203,500
                                                -----------
              Engineering & Construction Total      203,500
                                                -----------

ENVIRONMENTAL CONTROL - 0.6%
NON-HAZARDOUS WASTE DISPOSAL - 0.6%
Allied Waste North America, Inc.
   7.250% 03/15/15 (a)                  55,000       51,975
   7.875% 04/15/13                      90,000       90,450
   8.500% 12/01/08                     235,000      243,225
Waste Services, Inc.
   9.500% 04/15/14 (a)                 220,000      216,700
                                                -----------
                                                    602,350
                                                -----------



See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
INDUSTRIALS (CONTINUED)
ENVIRONMENTAL CONTROL (CONTINUED)
RECYCLING - 0.0%
IMCO Recycling Escrow, Inc.
   9.000% 11/15/14 (a)                  50,000       51,625
                                                -----------
                                                     51,625
                                                -----------
                   Environmental Control Total      653,975
                                                -----------

HAND/MACHINE TOOLS - 0.1%
MACHINE TOOLS & RELATED PRODUCTS - 0.1%
Newcor, Inc.
   6.000% 01/31/13
   (7.500% 01/31/08) (g)(h)            165,817      101,148
                                                -----------
                                                    101,148
                                                -----------
                      Hand/Machine Tools Total      101,148
                                                -----------

MACHINERY-DIVERSIFIED - 0.1%
MACHINERY-GENERAL INDUSTRY - 0.1%
Douglas Dynamics LLC
   7.750% 01/15/12 (a)                 150,000      144,750
                                                -----------
                                                    144,750
                                                -----------
                   Machinery-Diversified Total      144,750
                                                -----------

METAL FABRICATE/HARDWARE - 0.6%
METAL PROCESSORS & FABRICATION - 0.4%
Altra Industrial Motion, Inc.
   9.000% 12/01/11 (a)                 100,000       96,000
Mueller Holdings, Inc.
   (c) 04/15/14
   (14.750% 04/15/09)                  115,000       82,225
   10.000% 05/01/12                    135,000      141,750
TriMas Corp.
   9.875% 06/15/12                     180,000      144,900
                                                -----------
                                                    464,875
                                                -----------

METAL PRODUCTS-FASTENERS - 0.2%
FastenTech, Inc.
   11.500% 05/01/11                    190,000      200,450
                                                -----------
                                                    200,450
                                                -----------
                Metal Fabricate/Hardware Total      665,325
                                                -----------

MISCELLANEOUS MANUFACTURING - 0.8%
DIVERSIFIED MANUFACTURING OPERATORS - 0.6%
Bombardier, Inc.
   6.300% 05/01/14 (a)                 230,000      202,400
J.B. Poindexter & Co.
   8.750% 03/15/14                     140,000      132,300
Koppers Industries, Inc.
   9.875% 10/15/13                     140,000      149,100
Trinity Industries, Inc.
   6.500% 03/15/14                      70,000       67,550
                                                -----------
                                                    551,350
                                                -----------





                                           PAR    VALUE ($)
-----------------------------------------------------------
FILTRATION/SEPARATE PRODUCTS - 0.1%
Polypore International, Inc.
   (c) 10/01/12
   (10.500% 10/01/08) (a)              195,000       97,988
                                                -----------
                                                     97,988
                                                -----------

MISCELLANEOUS MANUFACTURING - 0.1%
Samsonite Corp.
   8.875% 06/01/11                     120,000      125,400
                                                -----------
                                                    125,400
                                                -----------
             Miscellaneous Manufacturing Total      774,738
                                                -----------

PACKAGING & CONTAINERS - 1.2%
CONTAINERS-METAL/GLASS - 0.6%
Crown European Holdings SA
   10.875% 03/01/13                    135,000      155,588
Owens-Brockway Glass Container
   6.750% 12/01/14                     160,000      161,600
   8.250% 05/15/13                     245,000      264,600
Owens-Illinois, Inc.
   7.500% 05/15/10                      35,000       36,925
                                                -----------
                                                    618,713
                                                -----------

CONTAINERS-PAPER/PLASTIC - 0.6%
Consolidated Container Co. LLC
   (c) 06/15/09
   (10.750% 06/15/07)                  120,000       92,400
Jefferson Smurfit Corp.
   8.250% 10/01/12                     110,000      108,900
   PIK,
   11.500% 10/01/15 (a)       EUR      173,312      164,283
MDP Acquisitions PLC
   9.625% 10/01/12            USD      150,000      149,250
Portola Packaging, Inc.
   8.250% 02/01/12                     120,000       75,000
Tekni-Plex, Inc.
   8.750% 11/15/13 (a)                  20,000       17,400
                                                -----------
                                                    607,233
                                                -----------
                  Packaging & Containers Total    1,225,946
                                                -----------

TRANSPORTATION - 1.3%
TRANSPORTATION-MARINE - 0.5%
Ship Finance International Ltd.
   8.500% 12/15/13                     295,000      282,462
Stena AB
   7.500% 11/01/13                     155,000      149,187
   9.625% 12/01/12                     115,000      123,338
                                                -----------
                                                    554,987
                                                -----------

TRANSPORTATION-RAILROAD - 0.2%
TFM SA de CV
   9.375% 05/01/12 (a)                 150,000      155,250
   12.500% 06/15/12                     40,000       46,400
                                                -----------
                                                    201,650
                                                -----------



See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR    VALUE ($)
-----------------------------------------------------------
INDUSTRIALS (CONTINUED)
TRANSPORTATION (CONTINUED)
TRANSPORTATION-SERVICES - 0.4%
CHC Helicopter Corp.
   7.375% 05/01/14                     120,000      115,800
   7.375% 05/01/14 (a)                  90,000       86,850
Petroleum Helicopters, Inc.
   9.375% 05/01/09                     225,000      232,875
                                                -----------
                                                    435,525
                                                -----------

TRANSPORTATION-TRUCKS - 0.2%
Allied Holdings, Inc.
   8.625% 10/01/07                      40,000       14,800
QDI LLC
   9.000% 11/15/10                     160,000      145,600
                                                -----------
                                                    160,400
                                                -----------
                          Transportation Total    1,352,562
                                                -----------
                             INDUSTRIALS TOTAL    6,631,019
                                                -----------

-----------------------------------------------------------
TECHNOLOGY - 0.1%
SEMICONDUCTORS - 0.1%

ELECTRONIC COMPONENTS-SEMICONDUCTORS - 0.1%
Amkor Technology, Inc.
   9.250% 02/15/08                     150,000      132,000
                                                -----------
                                                    132,000
                                                -----------
                          Semiconductors Total      132,000
                                                -----------
                              TECHNOLOGY TOTAL      132,000
                                                -----------

-----------------------------------------------------------
UTILITIES - 2.2%
ELECTRIC - 2.2%
ELECTRIC-GENERATION - 0.5%
AES Corp.
   9.000% 05/15/15 (a)                  45,000       50,288
   9.500% 06/01/09                     182,000      202,020
Edison Mission Energy
   9.875% 04/15/11                     170,000      197,200
Texas Genco LLC
   6.875% 12/15/14 (a)                 100,000      102,875
                                                -----------
                                                    552,383
                                                -----------

ELECTRIC-INTEGRATED - 0.7%
CMS Energy Corp.
   8.900% 07/15/08                     150,000      160,500
Nevada Power Co.
   9.000% 08/15/13                      75,000       84,000
   10.875% 10/15/09                    150,000      167,250
PSE&G Energy Holdings LLC
   8.625% 02/15/08                     190,000      200,450
TNP Enterprises, Inc.
   10.250% 04/01/10                    130,000      136,825
                                                -----------
                                                    749,025
                                                -----------





                                           PAR    VALUE ($)
-----------------------------------------------------------
INDEPENDENT POWER PRODUCER - 1.0%
Caithness Coso Funding Corp.
   9.050% 12/15/09                     165,059      176,613
Calpine Corp.
   8.500% 07/15/10 (a)                 150,000      109,500
Calpine Generating Co. LLC
   11.500% 04/01/11                    110,000       94,600
   12.390% 04/01/11 (b)                240,000      211,200
MSW Energy Holdings LLC
   7.375% 09/01/10                      50,000       50,375
   8.500% 09/01/10                     190,000      196,650
Orion Power Holdings, Inc.
   12.000% 05/01/10                    145,000      173,637
                                                -----------
                                                  1,012,575
                                                -----------
                                Electric Total    2,313,983
                                                -----------
                               UTILITIES TOTAL    2,313,983
                                                -----------

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $41,202,297)                         40,300,079
                                                -----------

MORTGAGE-BACKED SECURITIES - 2.2%
-----------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 2.2%
Federal National Mortgage Association
   TBA
   6.500% 12/13/35 (i)               1,895,000    1,968,431
Government National Mortgage Association
   9.000% 04/15/16-12/15/16            150,299      163,912
   10.500% 07/15/19-07/15/20            25,336       28,964
   11.000% 01/15/18-05/15/19           109,357      122,219
                                                -----------
                   MORTGAGE-BACKED SECURITIES
                                         TOTAL    2,283,526
                                                -----------

TOTAL MORTGAGE-BACKED SECURITIES
   (cost of $2,266,681)                           2,283,526
                                                -----------

ASSET-BACKED SECURITIES - 0.8%
-----------------------------------------------------------
Equity One ABS, Inc.
   4.205% 04/25/34                     425,000      422,339
GMAC Mortgage Corp.
   4.865% 09/25/34                     350,000      350,805
                                                -----------

TOTAL ASSET-BACKED SECURITIES
   (cost of $771,945)                               773,144
                                                -----------

CONVERTIBLE BONDS - 0.3%
-----------------------------------------------------------
COMMUNICATIONS - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
TELECOMMUNICATION EQUIPMENT - 0.2%
Nortel Networks Corp.
   4.250% 09/01/08                     265,000      243,402
                                                -----------
                                                    243,402
                                                -----------
              Telecommunication Services Total      243,402
                                                -----------
                          COMMUNICATIONS TOTAL      243,402
                                                -----------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



CONVERTIBLE BONDS (CONTINUED)          PAR       VALUE ($)
-----------------------------------------------------------
UTILITIES - 0.1%
ELECTRIC - 0.1%
INDEPENDENT POWER PRODUCER - 0.1%
Mirant Corp.
   2.500% 06/15/21 (d)                 125,000       98,749
                                                -----------
                                                     98,749
                                                -----------
                                Electric Total       98,749
                                                -----------
                               UTILITIES TOTAL       98,749
                                                -----------

TOTAL CONVERTIBLE BONDS
   (cost of $323,468)                               342,151
                                                -----------

MUNICIPAL BOND (TAXABLE) - 0.2%
-----------------------------------------------------------
CALIFORNIA - 0.2%
CA Cabazon Band Mission Indians
   13.000% 10/01/11 (e)                230,000      239,078
                                                -----------
                              CALIFORNIA TOTAL      239,078
                                                -----------

TOTAL MUNICIPAL BOND (TAXABLE)
   (cost of $230,000)                               239,078
                                                -----------

WARRANTS - 0.0%                          UNITS
-----------------------------------------------------------
COMMUNICATIONS - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
CELLULAR TELECOMMUNICATIONS - 0.0%
UbiquiTel, Inc.
   Expires 04/15/10 (a)(j)                 150            2
                                                -----------
                                                          2
                                                -----------

TELECOMMUNICATION SERVICES - 0.0%
Jazztel PLC
   Expires 07/15/10 (a)(g)(j)(k)            40           --
                                                -----------
                                                         --
                                                -----------
              Telecommunication Services Total            2
                                                -----------
                          COMMUNICATIONS TOTAL            2
                                                -----------





                                         UNITS    VALUE ($)
-----------------------------------------------------------
INDUSTRIALS - 0.0%
TRANSPORTATION - 0.0%
TRANSPORTATION-TRUCKS - 0.0%
QDI LLC
   Expires 01/15/07 (a)(g)(j)              510        1,499
                                                -----------
                                                      1,499
                                                -----------
                          Transportation Total        1,499
                                                -----------
                             INDUSTRIALS TOTAL        1,499
                                                -----------
TOTAL WARRANTS
   (cost of $7,679)                                   1,501
                                                -----------

COMMON STOCK - 0.0%                     SHARES
-----------------------------------------------------------
INDUSTRIALS - 0.0%
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Fairlane Management Corp. (g)(j)(k)      1,800           --
                                                -----------
          Commercial Services & Supplies Total           --
                                                -----------
                             INDUSTRIALS TOTAL           --
                                                -----------

TOTAL COMMON STOCK
   (cost of $0)                                          --
                                                -----------

SHORT-TERM OBLIGATION - 3.4%            PAR ($)
-----------------------------------------------------------
Repurchase agreement with State Street
   Bank & Trust Co., dated 05/31/05,
   due 06/01/05 at 2.900%, collateralized
   by a U.S. Treasury Note maturing
   05/15/08, market value of $3,608,481
   (repurchase proceeds $3,533,285)   3,533,000   3,533,000
                                                -----------

TOTAL SHORT-TERM OBLIGATION
   (cost of $3,533,000)                           3,533,000
                                                -----------

TOTAL INVESTMENTS - 100.1%
   (cost of $101,294,174)(l)                    104,197,004
                                                -----------

OTHER ASSETS & LIABILITIES, NET - (0.1)%          (143,084)
                                                -----------
NET ASSETS - 100.0%                             104,053,920
                                                -----------





See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $9,140,297, which represents 8.8% of net assets.

(b) The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2005.

(c) Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing at this rate.

(d) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2005, the value of these securities amounted to $444,124, which represents 0.4% of net assets.

(e) Illiquid security.

(f) The issuer is in default of certain debt covenants. Income is not being accrued. At May 31, 2005, the value of this security represents 0.3% of net assets.

(g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h) Step bond. Shown parenthetically is the next interest rate to be paid.

(i) Security purchased on a delayed delivery basis.

(j) Non-income producing security.

(k) Security has no value.

(l) Cost for federal income tax purposes is $102,587,853.

At May 31, 2005, the Trust had entered into the following forward currency exchange contracts:

FORWARD CURRENCY            AGGREGATE  SETTLEMENT UNREALIZED
CONTRACTS TO SELL VALUE    FACE VALUE     DATE   APPRECIATION
-------------------------------------------------------------
        EUR   $  450,665  $  473,684  06/10/2005   $ 23,019
        EUR      211,788     222,780  06/10/2005     10,992
        EUR      862,059     909,524  06/15/2005     47,465
        EUR      554,181     584,685  06/15/2005     30,504
        EUR    2,013,586   2,078,281  06/16/2005     64,695
        EUR    1,884,906   1,927,035  06/27/2005     42,129
        GBP      481,715     495,020  06/10/2005     13,305
        GBP    1,068,541   1,093,680  06/16/2005     25,139
        NOK      501,015     510,204  06/10/2005      9,189
        SEK      773,278     813,296  06/15/2005     40,018
        SEK      773,278     811,803  06/15/2005     38,525
                                                 ----------
                                                   $344,980
                                                 ----------






THE TRUST WAS INVESTED IN THE FOLLOWING COUNTRIES AT MAY 31, 2005:

                                                   % OF TOTAL
COUNTRY                                 VALUE      INVESTMENTS
---------------------------------------------------------------
United States*                    $ 64,491,071          61.9%
Canada                               4,017,133           3.8
Germany                              3,711,899           3.6
Sweden                               3,326,563           3.2
United Kingdom                       3,304,996           3.2
Mexico                               3,016,633           2.9
Russia Federation                    2,771,322           2.7
Brazil                               2,555,781           2.4
New Zealand                          2,115,890           2.0
Australia                            1,869,390           1.8
Italy                                1,709,361           1.6
Colombia                             1,266,272           1.2
Spain                                1,214,330           1.2
France                               1,169,514           1.1
South Africa                         1,147,183           1.1
Norway                               1,108,030           1.1
Venezuela                            1,051,482           1.0
Peru                                   833,488           0.8
Panama                                 785,750           0.7
Bulgaria                               719,497           0.7
Chile                                  516,700           0.5
Ireland                                498,433           0.5
Poland                                 350,813           0.3
Philippines                            268,800           0.3
Denmark                                127,283           0.1
Belgium                                124,950           0.1
Luxembourg                              69,440           0.1
Singapore                               55,000           0.1
                                  ------------        ------
                                  $104,197,004         100.0%
                                  ------------        ------

* Includes Short-Term Obligation.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

At May 31, 2005, the composition of the Trust by revenue source is as follows:

                                                          % OF
HOLDINGS BY REVENUE SOURCE                            NET ASSETS
----------------------------------------------------------------
Government Agencies & Obligations                       54.5%
Corporate Fixed-Income Bonds & Notes                    38.7
Mortgage-Backed Securities                               2.2
Asset-Backed Securities                                  0.8
Convertible Bonds                                        0.3
Municipal Bond (Taxable)                                 0.2
Warrants                                                 0.0
Common Stock                                             0.0
Short-Term Obligation                                    3.4
Other Assets & Liabilities                              (0.1)
                                                      ------
                                                       100.0%
                                                      ------

            ACRONYM                         NAME
-----------------------------------------------------------------
            AUD                   Australian Dollar
            CAD                   Canadian Dollar
            EUR                   Euro
            GBP                   British Pound
            NOK                   Norwegian Krona
            NZD                   New Zealand Dollar
            PIK                   Payment-In-Kind
            PLN                   Polish Zloty
            REIT                  Real Estate Investment Trust
            SEK                   Swedish Krona
            TBA                   To Be Announced
            USD                   United States Dollar




See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005 (Unaudited)




ASSETS:

Investments, at cost                           $101,294,174
                                               ------------
Investments, at value                          $104,197,004
Foreign currency (cost of $60,686)                   60,505
Net unrealized appreciation on
   foreign forward currency contracts               344,980
Receivable for:
   Investments sold                                 316,894
   Interest                                       2,121,612
   Foreign tax reclaims                              21,902
   Dollar roll fee income                             1,880
Deferred Trustees' compensation plan                  9,622
Other assets                                         10,724
                                               ------------
      Total Assets                              107,085,123
                                               ------------

LIABILITIES:
Payable to custodian bank                            98,177
Payable for:
   Investments purchased                            253,490
   Investments purchased on a
      delayed delivery basis                      1,978,311
   Distributions                                    594,486
   Investment advisory fee                           65,000
   Transfer agent fee                                 4,028
   Pricing and bookkeeping fees                       4,742
   Audit fee                                         18,508
   Custody fee                                        4,839
Deferred Trustees' fees                               9,622
                                               ------------
      Total Liabilities                           3,031,203
                                               ------------
NET ASSETS                                     $104,053,920
                                               ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                $120,444,512
Overdistributed net investment income            (1,388,849)
Accumulated net realized loss                   (18,235,607)
Net unrealized appreciation on:
   Investments                                    2,902,830
   Foreign currency translations                    331,034
                                               ------------
NET ASSETS                                     $104,053,920
                                               ============

Shares outstanding                               11,009,000
                                               ------------
Net asset value per share                      $       9.45
                                               ============





STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2005 (Unaudited)



INVESTMENT INCOME:

Interest                                       $  3,571,855
Dollar roll fee income                               17,185
                                               ------------
   Total Investment Income (net of foreign
      taxes withheld of $26)                      3,589,040
                                               ------------

EXPENSES:

Investment advisory fee                             396,109
Transfer agent fee                                   22,856
Pricing and bookkeeping fees                         39,667
Trustees' fees                                        4,709
Custody fee                                          18,320
Other expenses                                       54,312
                                               ------------
   Total Expenses                                   535,973
Custody earnings credit                                (288)
                                               ------------
   Net Expenses                                     535,685
                                               ------------
Net Investment Income                             3,053,355
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on:
   Investments                                      728,640
   Foreign currency transactions                     96,912
                                               ------------
      Net realized gain                             825,552
                                               ------------
Net change in unrealized appreciation (depreciation) on:

   Investments                                   (3,381,221)
   Foreign currency translations                    374,191
                                               ------------
      Net change in unrealized
        appreciation (depreciation)              (3,007,030)
                                               ------------
Net Loss                                         (2,181,478)
                                               ------------
Net Increase in Net Assets from Operations     $    871,877
                                               ------------




See Accompanying Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                                              (UNAUDITED)
                                                                                              SIX MONTHS          YEAR ENDED
                                                                                             ENDED MAY 31,       NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                               2005                2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                          $  3,053,355      $  6,197,645
Net realized gain on investments and foreign currency transactions                                  825,552         3,652,989
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                                              (3,007,030)        1,402,665
                                                                                               ------------      ------------
Net Increase from Operations                                                                        871,877        11,253,299
                                                                                               ------------      ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                       (4,614,974)       (7,694,190)
                                                                                               ------------      ------------
Total Increase (Decrease) in Net Assets                                                          (3,743,097)        3,559,109
                                                                                               ------------      ------------
NET ASSETS:
Beginning of period                                                                             107,797,017       104,237,908
                                                                                               ------------      ------------
End of period                                                                                  $104,053,920      $107,797,017
                                                                                               ============      ============
Undistributed (overdistributed) net investment income at end of period                         $ (1,388,849)     $    172,770
                                                                                               ============      ============
NUMBER OF TRUST SHARES OUTSTANDING:
End of period                                                                                    11,009,000        11,009,000
                                                                                               ------------      ------------

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2005 (Unaudited)



NOTE 1. ORGANIZATION

Colonial InterMarket Income Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL

The Trust seeks to maximize current income by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities.

TRUST SHARES

The Trust may issue an unlimited number of shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Trust's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Trust may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Trust may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Trust's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency

May 31, 2005 (Unaudited)



transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Trust could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

REPURCHASE AGREEMENTS

The Trust may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. The Trust, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Trust's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Trust may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Trust of investments from its portfolio with an agreement by the Trust to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Trust will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Trust may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Trust's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Trust identifies U.S. Government securities or other liquid high grade debt obligations in an amount equal to the mortgage dollar roll transactions.

DELAYED DELIVERY SECURITIES

The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such, net of non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FEDERAL INCOME TAX STATUS

The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2004 was as follows:

                                          NOVEMBER 30, 2004
                                          ----------------
Distributions paid from:
   Ordinary Income                             $7,694,190
   Long-Term Capital Gains                             --

Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation

May 31, 2005 (Unaudited)



from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

      Unrealized appreciation                   $ 5,321,490
      Unrealized depreciation                    (3,712,339)
                                                -----------
           Net unrealized appreciation          $ 1,609,151
                                                ===========

The following capital loss carryforwards, determined as of November 30, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                   CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
        ---------------               ---------------
             2007                       $    49,924
             2008                         5,857,135
             2009                         5,692,253
             2010                         7,020,484
                                      -------------
                                        $18,619,796
                                      =============

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Trust and provides administrative and other services to the Trust. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Trust's average weekly net assets.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000 paid monthly, and in any month that the Trust's average weekly net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets of the Trust for that month. The Trust also pays additional fees for pricing services based on the number of securities held by the Trust. For the six months ended May 31, 2005, the Trust's annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.075%.

CUSTODY CREDITS

The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Trust are employees of Columbia or its affiliates and receive no compensation from the Trust. The Board of Trustees appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Trust's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets. OTHER Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2005, the Trust paid $803 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $23,311,569 and $24,809,827, respectively of which $5,003,903 and $3,338,715, respectively, were U.S. Government securities.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

FOREIGN SECURITIES

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

May 31, 2005 (Unaudited)


HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

INDUSTRY FOCUS

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

ISSUER FOCUS

As a non-diversified trust, the Trust may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified trust. The Trust may, therefore, have a greater risk of loss from a few issuers than a similar trust that invests more broadly.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and Columbia Funds Distributor, Inc. (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Trust's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Trust or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of fund shares could decline. A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, can not currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund

May 31, 2005 (Unaudited)


shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Trust and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Trust and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Trust.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                 (UNAUDITED)
                                               SIX MONTHS ENDED                     YEAR ENDED NOVEMBER 30,
                                                    MAY 31,     ---------------------------------------------------------------
                                                     2005         2004         2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $      9.79  $      9.47  $      8.60  $      8.91  $      9.14  $     10.26
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.28(a)      0.56(a)      0.59(a)      0.63(a)(b)   0.78(a)      0.90(c)
Net realized and unrealized gain (loss) on
   investments and foreign currency                      (0.20)        0.46         0.93        (0.23)(b)    (0.17)       (1.13)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
      Total from Investment Operations                    0.08         1.02         1.52         0.40         0.61        (0.23)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.42)       (0.70)       (0.65)       (0.64)       (0.75)       (0.87)
Return of capital                                           --           --           --        (0.07)       (0.09)       (0.02)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
      Total Distributions Declared to Shareholders       (0.42)       (0.70)       (0.65)       (0.71)       (0.84)       (0.89)
                                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                     $      9.45  $      9.79  $      9.47  $      8.60  $      8.91  $      9.14
                                                   -----------  -----------  -----------  -----------  -----------  -----------
Market price per share                             $      8.76  $      8.68  $      8.96  $      7.98  $      8.19  $      7.94
                                                   -----------  -----------  -----------  -----------  -----------  -----------
Total return - based on market value (d)                  5.70%(e)     4.91%       20.93%        6.00%       13.47%        6.08%
                                                   -----------  -----------  -----------  -----------  -----------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                              1.01%(g)     1.01%        1.04%        1.00%        1.04%        0.94%
Net investment income (f)                                 5.79%(g)     5.91%        6.44%        7.24%(b)     8.52%        9.08%
Portfolio turnover rate                                     23%(e)       73%          64%          83%          65%          53%
Net assets, end of period (000's)                  $   104,054  $   107,797  $   104,238  $    94,665  $    98,088  $   100,649


(a)Per share data was calculated using average shares outstanding during the period.

(b)Effective December 1, 2001, the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to decrease the net investment income per share by $0.04, decrease the net realized and unrealized loss per share by $0.04 and decrease the ratio of net investment income to average net assets from 7.79% to 7.24%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(d)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(e)Not annualized.

(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                                    YEAR ENDED NOVEMBER 30,
                                                                  --------------------------------------------------------
                                                                  1999         1998         1997         1996         1995
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $     11.13  $     11.45  $     11.52  $     11.27  $     10.41
                                                                -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.91         0.94         0.91         1.00         0.99
Net realized and unrealized gain (loss) on
   investments and foreign currency                                   (0.88)       (0.25)          --(a)      0.24         0.82
                                                                -----------  -----------  -----------  -----------  -----------
      Total from Investment Operations                                 0.03         0.69         0.91         1.24         1.81
                                                                -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.90)       (0.93)       (0.98)       (0.99)       (0.95)
In excess of net investment income                                       --           --(a)        --           --           --
From net realized gains                                                  --        (0.03)          --           --           --
In excess of net realized gains                                          --        (0.05)          --           --           --
                                                                -----------  -----------  -----------  -----------  -----------
      Total Distributions Declared to Shareholders                    (0.90)       (1.01)       (0.98)       (0.99)       (0.95)
                                                                -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                  $     10.26  $     11.13  $     11.45  $     11.52  $     11.27
                                                                -----------  -----------  -----------  -----------  -----------
Market price per share                                          $      8.31  $     10.56  $     10.94  $     10.63  $     10.75
                                                                -----------  -----------  -----------  -----------  -----------
Total return - based on market value (b)                             (13.51)%       6.26%       12.62%        8.30%       17.67%
                                                                -----------  -----------  -----------  -----------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (c)                                                           1.00%        0.93%        0.96%        0.95%        0.97%
Net investment income (c)                                              8.51%        8.22%        8.06%        8.33%        8.73%
Portfolio turnover rate                                                  52%          99%         156%         117%          77%
Net assets, end of period (000's)                               $   113,005  $   122,490  $   126,011  $   126,835  $   124,097


(a)Rounds to less than $0.01 per share.

(b)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 25, 2005, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Item listed on the Trust's Proxy Statement for said Meeting. On March 10, 2005, the record date for the Meeting, the Trust had 11,009,000 shares outstanding. The votes cast were as follows:

        PROPOSAL 1.
        ELECTION FOR TRUSTEES:                   FOR                WITHHELD
-------------------------------------------------------------------------------
        Richard W. Lowry                      9,857,127              117,399
        William E. Mayer                      9,817,930              156,596
        Thomas E. Stitzel                     9,858,527              115,999
        Anne-Lee Verville                     9,857,527              116,999

DIVIDEND REINVESTMENT PLAN

COLONIAL INTERMARKET INCOME TRUST I

Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by Computershare (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to the Plan participants. All correspondence concerning the Plan should be directed to Computershare by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-426-5523.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires that the Board of Trustees/Directors (the "Board") of the Columbia Funds (the "Funds"), including a majority of the Trustees and Directors (collectively, the "Trustees") who are not "interested persons" of the Trusts, as defined in the 1940 Act (the "Independent Trustees"), annually review and approve the terms of the Funds' investment advisory agreements. At a meeting held on October 13, 2004, the Board reviewed and approved the management contracts ("Advisory Agreement") with Columbia Management Advisors, Inc. ("CMA") for the Fund.

At meetings held on September 23, 2004 and October 12, 2004, the Advisory Fees and Expenses Committee (the "Committee") of the Board considered the factors described below relating to the selection of CMA and the approval of the Advisory Agreement. At a meeting held on October 13, 2004, the Board, including the Independent Trustees (who were advised by their independent legal counsel), considered these factors and reached the conclusions described below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information regarding the nature, extent and quality of services that CMA provides to the Fund under the Advisory Agreement. CMA provided the most recent investment adviser registration form ("Form ADV") and code of ethics for CMA to the Board. The Board reviewed information on the status of Securities and Exchange Commission ("SEC") and New York Attorney General ("NYAG") proceedings against CMA and certain of its affiliates, including the agreement in principle entered into with the SEC and the NYAG on March 15, 2004 to settle civil complaints filed by the SEC and the NYAG relating to trading activity in mutual fund shares.1

The Board evaluated the ability of CMA, including its resources, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals. The Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund.

Based on these considerations and other factors, including those referenced below, the Board concluded that they were generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

FUND PERFORMANCE AND EXPENSES

CMA provided the Board with relative performance and expense information for the Fund in a report prepared by Lipper Inc. ("Lipper") an independent provider of investment company data. The Board considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the "Performance Universe") by total return for one-year, three-year, five-year, ten-year or life of fund periods, as applicable. They also considered the Fund's performance in comparison to the performance results of a group (the "Performance Peer Group") of funds selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features, and to the performance results of the Fund's benchmark index. The Board reviewed a description of Lipper's methodology for selecting the mutual funds in the Fund's Performance Peer Group and Performance Universe.

The Board considered statistical information regarding the Fund's total expenses and certain components thereof, including management fees (both actual management fees based on expenses for advisory and administrative fees including any reductions for fee waivers and expense reimbursements as well as contractual management fees that are computed for a hypothetical level of assets), actual non-management expenses, and fee waivers/caps and expense reimbursements. They also considered comparisons of these expenses to the expense information for funds within a group (the "Expense Peer Group") selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features (but which, unlike the Performance Peer Group,may include funds with several different investment classifications and objectives) and an expense universe ("Expense Universe") selected by Lipper based on the criteria for determining the Expense Peer Group other than asset size. The expense information in the Lipper report took into account all existing fee waivers and expense reimbursements as well as all voluntary advisory fee reductions applicable to certain Funds that were being proposed by management in order to reduce the aggregate advisory fees received from mutual funds advised by CMA and Banc of America Capital Management, LLC ("BACAP") by $32 million per year for five years as contemplated by the agreement in principle with the NYAG.

The Committee also considered the projected impact on expenses of these Funds resulting from the overall cost reductions that management anticipated would result from the proposed shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates.

The Board also considered information in the Lipper report that ranked each Fund based on (i) each Fund's one-year performance and actual management fees, (ii) each Fund's one-year performance and total expenses and (iii) each Fund's 3-year performance and total expenses. Based on these comparisons and expense and performance rankings of the Fund in the Lipper Report, CMA determined an overall score for the Fund. The Committee and the Board also considered projected savings to the Fund that would result from certain modifications in soft dollar arrangements.

The Committee also considered more detailed information relating to certain Funds, including the Fund, that were

-----------------
1 On February 9, 2005, CMA and its affiliate, Columbia Funds Distributor, Inc., entered into settlement agreements with the SEC and the NYAG that contain substantially the terms outlined in the agreements in principle.

highlighted for additional review based upon the fact that they ranked poorly in terms of overall expense or management fees, maintained poor performance or demonstrated a combination of below average to poor performance while maintaining below average or poor expense rankings. At its September 23, 2004 meeting, the Committee discussed these Funds with management and in executive session. The Committee requested additional information from management regarding the cause(s) of the below-average relative performance of these Funds, any remedial actions management recommended to improve performance and the general standards for review of portfolio manager performance. At its October 12, 2004 meeting, the Committee considered additional information provided by management regarding these Funds. The Fund was identified for further review based on poor relative rankings for total expenses and actual management fees. Management noted that the Fund's second quintile yield ranking as of August 31, 2004 within its Lipper performance group. Management also noted the Fund's other expenses included in the total expense ratio were expected to improve due to projected lower fund accounting expenses. The Board also considered management's proposal to merge or liquidate some of these Funds. Based on these considerations and other factors, the Board concluded that the overall performance and expense results supported by the approval of the Advisory Agreements for each Fund.

INVESTMENT ADVISORY FEE RATES

The Board reviewed and considered the proposed contractual investment advisory fee rates (the "Advisory Agreement Rates") payable by the Funds to CMA for investment advisory services. In addition, the Board reviewed and considered the existing and proposed fee waiver and reimbursement arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the fee waivers and reimbursements into account (the "Net Advisory Rates"). At previous meetings, the Committee had separately considered management's proposal to reduce annual investment advisory fees for certain Funds under the NYAG agreement in principle and the impact of these reductions on each affected Fund. Additionally, the Board considered information comparing the Advisory Agreement Rates and Net Advisory Rates (both on a stand-alone basis and on a combined basis with the Funds' administration fee rates) with those of the other funds in the Expense Peer Group. The Board concluded that the Advisory Agreement Rates and Net Advisory Rates represented reasonable compensation to CMA, in light of the nature, extent and quality of the services provided to the Funds, the fees paid and expenses borne by comparable funds and the costs that CMA incurs in providing these services to the Funds.

PROFITABILITY

The Board considered a detailed profitability analysis of CMA based on 2003 financial statements, adjusted to take into account advisory fee reductions implemented in November 2003 and proposed reductions under the NYAG proposed settlement. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that CMA and its affiliates received for providing these services to the Funds were not unreasonable.

ECONOMIES OF SCALE

In evaluating potential economies of scale, the Board considered CMA's proposal to implement a standardized breakpoint schedule for combined advisory and administrative fees for the majority of the funds of the same general asset type within the Columbia Funds complex (other than index and closed-end funds). The Board noted that the standardization of the breakpoints would not result in a fee increase for any Fund. The Board concluded that any actual or potential economies of scale are, or will be, shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints at current and reasonably foreseeable asset levels.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

In evaluating the proposed fee reductions under the NYAG agreement in principle, the Board considered information regarding the advisory fee rates charged by BACAP for the Nations Funds. Members of the Committee and the Board had also separately reviewed advisory fee rates for variable insurance product funds advised by CMA. This information assisted the Board in assessing the reasonableness of fees paid under the Advisory Agreements in light of the nature, extent and quality of services provided under those agreements.

OTHER BENEFITS TO CMA

The Board considered information regarding potential "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. These benefits could include benefits directly attributable to the relationship of CMA with the Funds (such as soft dollar credits) and benefits potentially derived from an increase in the business of CMA as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

OTHER FACTORS AND BROADER REVIEW

The Board reviews detailed materials provided by CMA annually as part of the approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews information provided by CMA at their regular meetings, including, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board interviews the heads of each investment area at each regular meeting of the Board and selected portfolio managers of the Funds at various times throughout the year. After considering the above-described factors and based on the deliberations and their evaluation of the information provided to them, the Board concluded that re-approval of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

TRANSFER AGENT



--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial InterMarket Income Trust I is:

Computershare
P.O. Box 43010
Providence, RI 02940-3010


The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the trust's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.columbiamanagement.com .

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Annual Certifications - As required, on June 13, 2005, the trust submitted to the New York Stock Exchange ("NYSE") the annual certification of the trust's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The trust also has included the certifications of the trust's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust's Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

COLONIAL INTERMARKET INCOME TRUST I                            SEMIANNUAL REPORT

                                               SHC-44/87166-0605 (07/05) 05/6516

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                              Registrant Purchases of Equity Securities*
                                           (a)              (b)                    (c)                           (d)
                                                                              Total Number of              Maximum Number of
                                                                            Shares Purchased as           Shares that May Yet
            Period                  Total Number       Average Price          Part of Publicly             Be Purchased Under
                                of Shares Purchased    Paid Per Share    Announced Plans or Programs     the Plans or Programs
-------------------------------------------------------------------------------------------------------------------------------
12/01/04 through 12/31/04                 6,013           $8.94                       6,013                       N/A

01/01/05 through 01/31/05                15,954           $9.26                      15,954                       N/A

02/01/05 through 02/28/05                 5,935           $9.04                       5,935                       N/A

03/01/05 through 03/31/05                 5,950           $8.99                       5,950                       N/A

04/01/05 through 04/30/05                 6,011           $8.74                       6,011                       N/A

05/01/05 through 05/31/05                 6,002           $8.75                       6,002                       N/A
-------------------------------------------------------------------------------------------------------------------------------

Total                                    45,865           $9.02                      45,865                       N/A
-------------------------------------------------------------------------------------------------------------------------------

* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Colonial InterMarket Income Trust I
             -------------------------------------------------------------------

By (Signature and Title)  /S/ Christopher L. Wilson
                        --------------------------------------------------------
                          Christopher L. Wilson, President


Date                     July 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /S/ Christopher L. Wilson
                        --------------------------------------------------------
                         Christopher L. Wilson, President


Date                     July 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title) /S/ J. Kevin Connaughton
                        --------------------------------------------------------
                         J. Kevin Connaughton, Treasurer


Date                     July 28, 2005
    ----------------------------------------------------------------------------